SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2019
Statement of cash flows [abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
25. SUPPLEMENTAL CASH FLOW INFORMATION
During the year ended December 31, 2019 , the Company paid $7.7 million of income taxes and $7.1 million of interest (the year ended December 31, 2018 - $nil and $7.9 million, respectively).
Changes in working capital for the years ended December 31, 2019 and 2018 are as follows:

	For the Years Ended December 31,
	2019	2018
(Increase)/decrease in accounts receivable	$(3,290)	$215
(Increase)/decrease in inventories	(4,861)	9,187
Increase in prepaids and other	(180)	(737)
Increase/(decrease) in accounts payable and accrued liabilities	753	(25,837)
Decrease in other liability (see Note 15)	(6,410)	—
Total changes in working capital	$(13,988)	$(17,172)
Other includes the following components:

	For the Years Ended December 31,
	2019	2018
Loss/(gain) on disposal of assets	$165	$(305)
Inventory net realizable value adjustment and write-off	1,216	5,544
Loss on fair value of marketable securities	9	175
Unrealized loss on non-hedge derivative contracts	211	—
Accretion of vendor agreement	731	731
Accretion of rehabilitation provisions (see Note 10)	730	691
Amortization of financing fees	642	1,322
Accretion of 7% Convertible Debentures discount	2,390	2,097
Interest on lease obligation (see Note 3)	22	—
Gain on reduction of rehabilitation provisions	(179)	(3,080)
Interest on financing component of deferred revenue (see Note 11)	4,288	4,750
Variable consideration adjustment (See Note 11)	3,073
PRSU settlement	(349)	—
	$12,949	$11,925
Reconciliation of debt arising from financing activities during the years ended December 31, 2019 and 2018:

	Equipment financing credit facility	Lease liabilities	Ecobank Loan III	Ecobank Loan IV	Vendor Agreement	7% Convertible Debentures	Royal Gold loan	Macquarie Credit Facility	Total
December 31, 2017	$147	$1,498	$9,559	$—	$23,069	$42,515	$18,817	$—	$95,605
Cash flows
Proceeds from debt agreements	—	—	15,000	20,000	—	—	—	—	35,000
Principal payments on debt	(147)	(1,714)	(4,723)	(1,999)	(7,024)	—	—	—	(15,607)
Royal Gold loan repayment	—	—	—	—	—	—	(20,000)		(20,000)
Non-cash changes
Capitalized loan fee	—	—	—	(340)	—	—	—	—	(340)
Equipment lease	—	1,899	—	—	—	—	—	—	1,899
Accretion of debt	—	—	99	39	731	2,097	1,183	—	4,149
December 31, 2018	$—	$1,683	$19,935	$17,700	$16,776	$44,612	$—	$—	$100,706
Cash flows
Proceeds from debt agreements	—	—	—	—	—	—	—	60,000	60,000
Principal payments on debt	—	(1,441)	(20,277)	(18,000)	(17,507)	—	—	—	(57,225)
Non-cash changes
Capitalized loan fee	—	—	—	—	—	—	—	(2,614)	(2,614)
Corporate office lease	—	2,139	—	—	—	—	—	—	2,139
Accretion of debt	—	—	342	300	731	2,390	—	—	3,763
December 31, 2019	$—	$2,381	$—	$—	$—	$47,002	$—	$57,386	$106,769